ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2017	2018
	US$	US$

Accounts receivable	98,011	94,226
Allowance for doubtful accounts	(31,127)	(33,276)

Accounts receivable, net	66,884	60,950

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	31,064	34,336	31,127
Additional provision charged to expenses	30,025	31,695	28,050
Write-offs	(24,250)	(38,351)	(23,442)
Foreign currency translation adjustments	(2,473)	3,417	(2,459)

Balance at end of year	34,366	31,127	33,276

The recoveries of amounts previously charged off were US$
2,568
in 2018.